RECAPITALIZATION	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RECAPITALIZATION

NOTE 7 – RECAPITALIZATION

On September 30, 2024, Polomar Specialty Pharmacy, LLC (“Polomar” or “Accounting Acquirer”), merged with Trustfeed Corp. (“Trustfeed” or “Legal Acquirer”). The historical financial statements of the Accounting Acquirer were substituted for the historical financial statements of the Legal Acquirer resulting in a reverse merger.

The evaluation of which entity is the accounting acquirer requires a qualitative and quantitative analysis of a number of factors including operations, revenues, employees and post-merger control. In this case Polomar was operating a fully licensed, revenue generating compounding pharmacy with three full-time and two part time employees, while Trustfeed was a non-operating, fully reporting public company whose sole asset was the right to utilize, via a license agreement, a patent pending medical technology (the “Intellectual Property”).

Reverse mergers can present challenging accounting and reporting requirements. Based upon the circumstances of the reverse merger, the transaction can be classified as an asset acquisition, a capital transaction, or a business combination.

A reverse merger occurs if the entity that issues securities is identified as the accounting acquiree, for accounting purposes and the entity whose equity interests are acquired is the acquirer for accounting purposes. After the transaction, the owners of the private company will have obtained control of the public company and would be identified as the accounting acquirer under ASC 805. In this case, the public company (Trustfeed) is the legal acquirer, but the private company (Polomar) is the accounting acquirer.

The legal acquirer is the surviving legal entity in a reverse acquisition and continues to issue financial statements. In this case Trustfeed Corp. changed its name to Polomar Health Services, Inc. to reflect the “change in control”. While the surviving legal entity may continue, the financial reporting will reflect the accounting from the perspective of the accounting acquirer, in the instant matter, Polomar, except for the legal capital, which is retroactively adjusted to reflect the capital of the legal acquirer (accounting acquiree) in accordance with ASC 805-40-45-1.

The Company adopted ASC 805-40-30-2 that provides guidance on the consideration transferred in a reverse capitalization that includes the acquisition date fair value of Intellectual Property and Other Intangible assets for the survived combined entity.